Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share for the six months ended December 31, 2023 and 2024:

	For the Six Months Ended December 31,
	2023	2024	2024
	RMB	RMB	USD
Net Loss	(8,546,000)	(644,605)	(88,311)

Weighted average number of ordinary share outstanding
Basic and Diluted	30,000,000	31,587,188	31,587,188

Earnings (loss) per share
Basic and Diluted	(0.28)	(0.02)	(0.00)